UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd. (1)

Address:  c/o International Fund Services (Ireland) Limited
          Third Floor, Bishop's Square
          Redmond's Hill, Dublin 2, Ireland


13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Offshore Manager, L.L.C.
By: HMC Investors, L.L.C., Managing Member

William R. Lucas, Jr.
Title:  Executive Vice-President
Phone:  (205) 987-5574


Signature, Place and Date of Signing:


/s/ William R. Lucas, Jr.         Birmingham, AL            May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

----------
(1) IMPORTANT NOTE: THE POSITIONS LISTED IN THE TABLE BELOW ARE OWNED BY HARBINGER CAPITAL PARTNERS MASTER FUND I, LTD. (THE "MASTER FUND").
     HARBINGER CAPITAL PARTNERS SPECIAL SITUATIONS FUND, L.P. (THE "SPECIAL SITUATIONS FUND") HAS THE SAME PORTFOLIO MANAGER AS THE MASTER FUND WHO LEADS THE SAME HARBINGER CAPITAL PARTNERS INVESTMENT TEAM FOR BOTH FUNDS. THE SPECIAL SITUATIONS FUND HAS FILED A SEPARATE FORM 13F THAT INCLUDES A TABLE LISTING POSITIONS OWNED BY THE SPECIAL SITUATIONS FUND.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $6,177,014
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1.       028-10751         HMC Investors, L.L.C.
2.       028-11250         Harbinger Capital Partners Offshore Manager, L.L.C.
----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                                          VALUE     SHRS OR     SH/ PUT/ INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT     PRN CALL DISCRETION     MNGRS     SOLE  SHARED  NONE
--------------                --------------  -----      --------   -------     -------- ----------     -----     ----  ------  ----
AK STL HLDG CORP                    COM       001547108    534,624   9,824,030  SH       SHARED-DEFINED 1,2     9,824,030  0    0
AMBAC FINL GROUP INC                COM       023139108      7,876   1,369,700  SH  CALL SHARED-DEFINED 1,2     1,369,700  0    0
ASHLAND INC NEW                     COM       044209104    236,500   5,000,000  SH       SHARED-DEFINED 1,2     5,000,000  0    0
AUGUSTA RES CORP                  COM NEW     050912203     44,864  11,775,381  SH       SHARED-DEFINED 1,2    11,775,381  0    0
CALPINE CORP                      COM NEW     131347304  1,139,476  61,860,810  SH       SHARED-DEFINED 1,2    61,860,810  0    0
CLEVELAND CLIFFS INC                COM       185896107    473,561   3,952,269  SH       SHARED-DEFINED 1,2     3,952,269  0    0
CORN PRODUCTS INTL INC              COM       219023108     44,308   1,193,000  SH       SHARED-DEFINED 1,2     1,193,000  0    0
FREEPORT-MCMORAN COPPER & GO        COM       35671D857    861,015   8,948,404  SH       SHARED-DEFINED 1,2     8,948,404  0    0
FREMONT GEN CORP                    COM       357288109      2,464   5,133,334  SH       SHARED-DEFINED 1,2     5,133,334  0    0
GENERAL MOLY INC                    COM       370373102     44,220   5,534,434  SH       SHARED-DEFINED 1,2     5,534,434  0    0
GEORGIA GULF CORP              COM PAR $0.01  373200203     12,945   1,868,000  SH       SHARED-DEFINED 1,2     1,868,000  0    0
HORSEHEAD HLDG CORP                 COM       440694305     26,962   2,328,333  SH       SHARED-DEFINED 1,2     2,328,333  0    0
HUGHES COMMUNICATIONS INC           COM       444398101     75,914   1,497,900  SH       SHARED-DEFINED 1,2     1,497,900  0    0
LEAP WIRELESS INTL INC            COM NEW     521863308    316,880   6,800,000  SH       SHARED-DEFINED 1,2     6,800,000  0    0
LEHMAN BROS HLDGS INC               COM       524908100     50,193   1,333,500  SH  PUT  SHARED-DEFINED 1,2     1,333,500  0    0
MBIA INC                            COM       55262C100     10,220     836,300  SH  CALL SHARED-DEFINED 1,2       836,300  0    0
MEDIA GEN INC                      CL A       584404107     37,933   2,705,647  SH       SHARED-DEFINED 1,2     2,705,647  0    0
MEDIVATION INC                      COM       58501N101     28,413   1,996,667  SH       SHARED-DEFINED 1,2     1,996,667  0    0
MGIC INVT CORP WIS                  COM       552848103      1,000      95,000  SH  CALL SHARED-DEFINED 1,2        95,000  0    0
MIRANT CORP NEW                     COM       60467R100    561,862  15,440,000  SH       SHARED-DEFINED 1,2    15,440,000  0    0
NEW YORK TIMES CO                  CL A       650111107    316,697  16,774,188  SH       SHARED-DEFINED 1,2    16,774,188  0    0
NORTHWEST AIRLS CORP                COM       667280408    104,163  11,586,546  SH       SHARED-DEFINED 1,2    11,586,546  0    0
OWENS CORNING NEW                   COM       690742101    157,389   8,681,152  SH       SHARED-DEFINED 1,2     8,681,152  0    0
PMI GROUP INC                       COM       69344M101      2,628     451,500  SH  CALL SHARED-DEFINED 1,2       451,500  0    0
PROSHARES TR                  ULTRASHT DOW30  74347R867     28,499     500,332  SH       SHARED-DEFINED 1,2       500,332  0    0
PROSHARES TR                  ULTRASHRT FINL  74347R628    421,579   3,583,332  SH       SHARED-DEFINED 1,2     3,583,332  0    0
PROSHARES TR                  ULTRASHT SP500  74347R883     32,256     500,332  SH       SHARED-DEFINED 1,2       500,332  0    0
RIVIERA HLDGS CORP                  COM       769627100     14,618     709,246  SH       SHARED-DEFINED 1,2       709,246  0    0
RTI INTL METALS INC                 COM       74973W107    101,723   2,250,000  SH       SHARED-DEFINED 1,2       709,246  0    0
SOLUTIA INC                       COM NEW     834376501    177,034  12,645,308  SH       SHARED-DEFINED 1,2    12,645,308  0    0
SPECTRUM BRANDS INC                 COM       84762L105     15,995   3,500,000  SH       SHARED-DEFINED 1,2     3,500,000  0    0
TERRESTAR CORP                      COM       881451108    127,966  26,222,452  SH       SHARED-DEFINED 1,2    26,222,452  0    0
WILLIAMS- SONOMA INC                COM       969904101    164,202   6,774,017  SH       SHARED-DEFINED 1,2     6,774,017  0    0
WILSON HOLDINGS INC                 COM       972234108      1,035   1,150,000  SH       SHARED-DEFINED 1,2     1,150,000  0    0



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